Schedule of assets and liabilities assumed in acquisition (Details) (Parenthetical)				12 Months Ended
	Jul. 02, 2021	May 08, 2020	Dec. 31, 2019	Aug. 31, 2022	Aug. 31, 2021
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Useful life				3 years	3 years
SideQik, Inc. [Member] | Software [member]
IfrsStatementLineItems [Line Items]
Useful life	5 years
SideQik, Inc. [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years			10 years	10 years
SideQik, Inc. [Member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years
U M G Media Ltd [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Useful life			6 years
Customer list useful life			6 years
U M G Media Ltd [Member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful life			3 years
Customer list useful life			3 years
U M G Media Ltd [Member] | Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Useful life			5 years
Customer list useful life			5 years
Frankly Inc. [Member] | Software [member]
IfrsStatementLineItems [Line Items]
Useful life		3 years
Frankly Inc. [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Useful life		1 year
Frankly Inc. [Member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful life		10 years
WinView Inc [Member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Useful life		5 years